Average Annual Total Returns - Institutional - Vanguard Real Estate Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Real Estate Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market Real Estate 25/50 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(4.67%)	5.67%	8.71%	(5.59%)	4.39%	7.48%	(2.79%)	3.82%	6.46%	(4.55%)	5.75%	8.77%	(4.55%)			20.79%	15.36%	13.74%